Organization - Formation Transactions (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 19, 2014	Dec. 31, 2014	Nov. 18, 2014
Formation transactions
Amount outstanding		74,000,000
Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued	1,952,665
Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Formation transactions
Unit interest owned (as a percent)		40.00%
Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued	1,068,114
Initial public offering | Common Unitholders, Public
Formation transactions
Unit interest owned (as a percent)	35.10%
Initial public offering | Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued	1,952,665
Initial public offering | Subordinated Unitholder, Landmark
Formation transactions
Unit interest owned (as a percent)	40.00%
Initial public offering | Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued	1,068,114
IPO, Public | Common Unitholders, Public
Formation transactions
Units issued	2,750,000
Over-allotment option | Common Unitholders, Public
Formation transactions
Units issued	100,000
Sale to affiliate | Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Formation transactions
Units issued	2,066,995
Senior secured revolving credit facility
Formation transactions
Borrowing capacity	190,000,000
Amount outstanding	75,000,000	74,000,000	$ 94,200,000